LOANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Loans consist of the following (000s omitted):

	September 30, 2013	December 31, 2012
Residential real estate loans	$231,544	$240,332
Commercial and Construction real estate loans	283,832	301,433
Agriculture and agricultural real estate loans	15,322	12,004
Commercial and industrial loans	65,253	58,194
Loans to individuals for household, family, and other personal expenditures	14,977	15,286
Total loans, gross	$610,928	$627,249
Less: Allowance for loan losses	16,766	17,299
	$594,162	$609,950

Loan balances outstanding as of December 31 consist of the following (000s omitted):

	2012	2011
Residential real estate loans	$240,332	$255,555
Commercial and Construction real estate loans	301,433	330,498
Agriculture and agricultural real estate loans	12,004	15,931
Commercial and industrial loans	58,194	63,762
Loans to individuals for household, family, and other personal expenditures	15,286	13,729
Total loans, gross	$627,249	$679,475
Less: Allowance for loan losses	17,299	20,865
	$609,950	$658,610

Schedule Of Non Performing Assets [Table Text Block]
The following table summarizes nonperforming assets (000’s omitted):

	September 30, 2013	December 31, 2012
Nonaccrual loans	$28,010	$31,343
Loans 90 days past due and accruing	4	1
Restructured loans	29,926	38,460
Total nonperforming loans	$57,940	$69,804
Other real estate owned	10,801	14,262
Other assets	39	32
Nonperforming investment securities	3,320	3,045
Total nonperforming assets	$72,100	$87,143
Nonperforming assets to total assets	6.02%	6.87%
Allowance for loan losses to nonperforming loans	28.94%	24.78%